Financial Risk Management - Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges
Balance on January 1	$ (471,107)	$ (172,094)
Balance at December 31	29,658	(471,107)	$ (172,094)
Hedge Reserve [Member]
Cash flow hedges
Balance on January 1	(471,107)	(172,094)
Changes in fair value	727,474	(413,672)	(247,981)
Amount reclassified to profit or loss	(12,095)	(13,490)	(1,045)
Changes in deferred tax asset	(214,614)	128,149	76,931
Balance at December 31	$ 29,658	$ (471,107)	$ (172,094)